UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


Infinity Q Commodity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Infinity Q Diversified Alpha Fund
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 NANTHEALTH INC.                                                                             Agenda Number:  935023793
--------------------------------------------------------------------------------------------------------------------------
        Security:  630104107
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2019
          Ticker:  NH
            ISIN:  US6301041074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Patrick Soon-Shiong                                       Mgmt          Withheld                       Against
       Michael S. Sitrick                                        Mgmt          Withheld                       Against
       Kirk K. Calhoun                                           Mgmt          Withheld                       Against
       Michael Blaszyk                                           Mgmt          Withheld                       Against
       Ron Louks                                                 Mgmt          Withheld                       Against

2.     To ratify the selection of Ernst & Young                  Mgmt          Against                        Against
       LLP as NantHealth's Independent Registered
       Public Accounting Firm for the fiscal year
       ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 UROGEN PHARMA LTD                                                                           Agenda Number:  935017904
--------------------------------------------------------------------------------------------------------------------------
        Security:  M96088105
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2019
          Ticker:  URGN
            ISIN:  IL0011407140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Arie Belldegrun                     Mgmt          For                            For

1.2    Election of Director: Elizabeth Barrett                   Mgmt          For                            For

1.3    Election of Director: Cynthia M. Butitta                  Mgmt          For                            For

1.4    Election of Director: Fred E. Cohen                       Mgmt          For                            For

1.5    Election of Director: Kathryn E. Falberg                  Mgmt          For                            For

1.6    Election of Director: Stuart Holden                       Mgmt          For                            For

1.7    Election of Director: Ran Nussbaum                        Mgmt          For                            For

1.8    Election of Director: Shawn C. Tomasello                  Mgmt          For                            For

2.     To approve the Company's amended and                      Mgmt          For                            For
       restated compensation policy for its office
       holders in accordance with the provisions
       of the Israeli Companies Law, 5759-1999, or
       the Companies Law.

3.     To approve additional director cash                       Mgmt          For                            For
       compensation payment to Arie Belldegrun,
       M.D., FACS, a non-employee director and
       Chairman of the Board.

4.     To approve a grant of options to Shawn C.                 Mgmt          For                            For
       Tomasello, a nonemployee director.

5.     To approve terms of employment for and a                  Mgmt          For                            For
       grant of options and restricted stock units
       to Elizabeth Barrett, President and Chief
       Executive Officer and director of the
       Company.

6.     To approve terms of employment for and a                  Mgmt          For                            For
       grant of options and restricted stock units
       to Stephen L. Mullennix, Chief Operating
       Officer of the Company.

7.     To approve the 2018 annual goals and                      Mgmt          For                            For
       objectives cash bonus payment to Ron
       Bentsur, former President and Chief
       Executive Officer and former director of
       the Company.

8.     To approve the 2018 annual goals and                      Mgmt          For                            For
       objectives cash bonus payment to Stephen L.
       Mullennix, Chief Operating Officer of the
       Company.

9.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers, as disclosed in this
       proxy statement.

10.    To indicate, on an advisory basis, the                    Mgmt          1 Year                         For
       preferred frequency of shareholder advisory
       votes on the compensation of the Company's
       named executive officers.

11.    To ratify the reappointment of Kesselman &                Mgmt          For                            For
       Kesselman, Certified Public Accountants
       (Israel), an independent registered public
       accounting firm and a member firm of
       PricewaterhouseCoopers International
       Limited, as the Company's independent
       auditor for the year ending December 31,
       2019.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/19/2019